LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS

(13) LEGAL PROCEEDINGS

From time to time, the Company is involved in various litigation matters that are being defended and handled in the ordinary course of business. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves a series of complex judgments about future events. Management maintains accruals for such losses that are probable of being incurred and subject to reasonable estimation. For current matters not specifically reported herein, management does not anticipate that the ultimate liabilities, if any, arising from the resolution of such current matters would have a material effect on the Company’s financial condition or results of operations. It is possible, however, that future results of operations for any particular period could be materially affected by changes in the Company’s assessment related to any of these matters.

The Company is currently and might continue to be subject to product liability claims that arise through the testing, manufacturing, marketing and sale of its products. The Company is vigorously defending these claims and intends to continue to do so. The Company currently maintains liability coverage for its products but it is possible that this coverage, and any future coverage, will be insufficient to satisfy any liabilities that arise. The Company would have to assume defense of the lawsuits and be responsible for damages, fees and expenses, if any, that are awarded against it or for amounts in excess of the Company’s product liability coverage.

On May 5, 2011, Napo filed a lawsuit against the Company in the Supreme Court of the State of New York, County of New York, alleging that the Company had engaged in fraudulent conduct, breached its collaboration agreement with Napo dated December 9, 2008, and breached its duty of good faith and fair dealing. Napo also sought a declaratory judgment that Napo had the right to terminate the collaboration agreement and sought unspecified damages in excess of $150 million. On or about December 28, 2011, Napo filed an amended complaint seeking an unspecified amount of damages for alleged breaches of the collaboration agreement by the Company and replacing Napo’s original complaint. Napo’s amended complaint no longer seeks a declaratory judgment that Napo has the right to terminate the collaboration agreement and removed the need for the court to rule on the Company’s motion to dismiss the original complaint. The Company believes that Napo’s allegations continue to be without merit and its lawsuit baseless. The Company filed an answer to the amended complaint and counterclaims on or about January 17, 2012, and is vigorously defending against the lawsuit. Discovery concluded last year, and, on May 31, 2013, the Company filed a motion for partial summary judgment. The court heard oral arguments on the motion in August 2013. On December 24, 2013, the court entered a short-form order granting the Company’s motion for partial summary judgment, narrowing the issues in the case. Napo filed an appeal of that decision on January 27, 2014 to the Appellate Division of the Supreme Court of the State of New York. On January 29, 2014 the Court vacated and replaced portions of the short-form order with an order continuing to grant the Company’s motion for partial summary judgment, narrowing the issues in the case. Trial on the claims remaining in the case commenced on February 10, 2014 and the jury decided on February 25, 2014 that Salix complied with its contractual obligations in commercializing Fulyzaq in the United States, and thus did not breach the collaboration agreement between the parties. The Company continues to advance its development and commercialization plans for crofelemer in accordance with the existing collaboration agreement with Napo.

On September 7, 2012, the Company and Dr. Falk Pharma filed a patent infringement complaint against Lupin in the U.S. District Court for the District of Delaware. The complaint alleges infringement of the ‘620 patent, based on Lupin’s filing of an ANDA seeking approval to market and sell a generic version of Apriso before the expiration of the ‘620 patent. The filing of this suit within the 45 day response period provided by the Hatch Waxman Act imposes an automatic 30 month stay of approval of Lupin’s ANDA. On March 4, 2013, the Company and Dr. Falk Pharma filed an amended complaint to also enforce the issued ‘886 patent in the pending suit. On July 30, 2013 the USPTO issued the ‘965 patent, which further protects the Apriso product. On August 19, 2013, the Company and Dr. Falk Pharma filed a second amended complaint to enforce the ‘965 patent and the ‘451 patent against Lupin. The court conducted a pretrial evidentiary hearing, known as a Markman hearing, on November, 21, 2013. The judge adopted each of Salix’s claim construction positions in his order issued December 17, 2013. The trial is scheduled for September, 2014. The Company continues to evaluate its intellectual property protecting Apriso, in which it has full confidence. The Company intends to vigorously enforce its intellectual property rights. Currently the Company cannot predict or determine the timing or outcome of this matter or its impact on financial condition or results of operations.

On February 18, 2014, the Company and Dr. Falk Pharma filed a patent infringement complaint against Novel in the U.S. District Court for the District of Delaware. The complaint alleges infringement of the ‘620 patent, the ‘886 patent, and the ‘965 patent based on Novel’s filing of an ANDA seeking approval to market and sell a generic version of Apriso before the expiration of these patents. The filing of this suit within the 45-day response period provided by the Hatch-Waxman Act imposes an automatic 30-month stay of approval of Novel’s ANDA. The Company continues to evaluate its intellectual property protecting Apriso, in which it has full confidence. The Company intends to vigorously enforce its intellectual property rights. Currently the Company cannot predict or determine the timing or outcome of this matter or its impact on financial condition or results of operations.

On February 1, 2013, the Company’s wholly owned subsidiary Salix Pharmaceuticals, Inc. received a subpoena from the U.S. Attorney’s Office for the Southern District of New York requesting documents regarding the Company’s sales and promotional practices for Xifaxan, Relistor and Apriso. The Company is continuing to respond to the subpoena and intends to cooperate fully with the subpoena and related government investigation. Currently, the Company cannot predict or determine the timing or outcome of this inquiry or its impact on financial condition or results of operations.

Beginning on November 12, 2013, eleven putative class action lawsuits were filed by shareholders of Santarus seeking to challenge the Company’s proposed acquisition of Santarus, which was announced on November 7, 2013. Nine of these actions were filed in the Delaware Court of Chancery, one was filed in California Superior Court (San Diego County) and one was filed in the U.S. District Court for the Southern District of California. These actions generally allege that the members of the Santarus board of directors breached their fiduciary duties to Santarus’s shareholders by failing to maximize the value of Santarus and by making inadequate or misleading disclosures regarding the proposed merger, and that Santarus, Salix and certain of the Company’s subsidiaries aided and abetted those breaches of fiduciary duty. The complaint in the action pending in California federal court also asserts causes of action on behalf of the individual plaintiff for alleged violations of certain sections of the Exchange Act. These actions generally sought, among other things, to enjoin the merger, unspecified damages and fees. On December 9, 2013, Santarus and its directors filed a motion to stay the action pending in California Superior Court. On December 11, 2013, the Delaware Court of Chancery consolidated the nine actions pending in that court, appointed lead counsel for the plaintiffs, and designated the amended complaint filed by plaintiff Imad Ahmad Khalil on December 9, 2013 as the operative complaint in the consolidated Delaware litigation. On December 20, 2013, the parties in the Delaware litigation reached an agreement in principle, subject to full documentation, to resolve the plaintiffs’ claims in that action in exchange for certain supplemental disclosures that Santarus included in an amended Schedule 14D-9 it filed on that date. The Company completed its merger with Santarus on January 2, 2014. The parties in the Delaware litigation executed a Memorandum of Understanding reflecting the terms of their agreement in principle on January 17, 2014 and are currently drafting full settlement documentation and engaging in confirmatory discovery. The settlement of the Delaware litigation will be subject to approval by the Delaware Court of Chancery. The plaintiffs’ counsel in the Delaware litigation have also indicated that they intend to request an award of an unspecified amount attorneys’ fees from the Delaware Court of Chancery. On January 23, 2014, Santarus and its directors filed a renewed motion to stay the action pending in California Superior Court, and Salix filed a separate motion to stay that action in favor of the Delaware litigation. On February 12, 2014, the parties in the action pending in California federal court filed a joint motion to stay that action pending a decision by the Delaware Court of Chancery regarding final approval of the proposed settlement of the Delaware litigation, and the California federal court granted that motion on February 13, 2014. Salix is vigorously defending the action pending in California Superior Court and attempting to finalize the settlement of the consolidated Delaware litigation as described above. The Company believes that all of the claims asserted against it by Santarus shareholders lack merit. Currently the Company cannot predict the timing or outcome of this matter or its impact on financial condition or results of operations.